Treasury Stock - Stock Repurchase Plans and Repurchases by Year (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended			46 Months Ended	47 Months Ended	48 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2015
Stock Repurchase Plan
Total Number of Shares Purchased	1,268,000	740,000	2,008,000
Average Price Paid per Share	$ 86.00	$ 85.77	$ 85.92
Repurchased Shares Cost				$ 172,966	$ 284,237	$ 30,275
Shares withheld for payment of taxes	7,681			12,518	20,875
Stock repurchase plans
Stock Repurchase Plan
Total Number of Shares Purchased				2,000,000	3,850,000	500,000
Average Price Paid per Share				$ 85.95	$ 73.41	$ 48.57
Repurchased Shares Cost				$ 171,898	$ 282,645	$ 24,287
January 2015 stock repurchase plan
Stock Repurchase Plan
Shares authorized to be repurchased										20,000,000
Total Number of Shares Purchased							9,500,000	10,240,000	11,500,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	8,500,000	9,760,000	8,500,000	8,500,000			10,500,000	9,760,000	8,500,000